Schedule of Components of the Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Hong Kong			$ (5,877)	$ 229,355
Total current tax			(5,877)	229,355
Hong Kong	100,642	781,759	154,186	158,490
Total deferred tax	100,642	781,759	154,186	158,490
Total income tax expense	$ 100,642	$ 781,759	$ 148,309	$ 387,845